Equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 10, 2025	Nov. 18, 2025	Dec. 31, 2024
Share capital	R$ 12,821,758			R$ 12,821,758
Additional paid-in capital	12,831,619
Transaction cost in the issuance of shares	R$ 9,861
Percentage of the legal reserve based on the net income for the year	5.00%
Percentage of the legal reserve limit in relation to the share capital	20.00%
Additional proposed dividends
Dividend payables				R$ 1,250,025
Accumulated profit
Dividend payables			R$ 1,000,000
Profit retention reserve
Dividend payables	R$ 1,298,041	R$ 1,350,000
Dividends from reserves
Dividend payables	R$ 1,350,000
Minimum mandatory dividend
Dividend payout ratio	25.00%
Management dividend policy
Dividend payout ratio	75.00%